Inventories (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Wrote off	$ 7,930,817	$ 5,212,799	$ 2,371,770
Non-current inventories		$ 0